Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Fixed Income Securities, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 30, 2024
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2024